Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit before income tax	$ 178,514	$ 120,283	$ 85,500
Adjustments:
Interest income from financial instruments	(49,588)	(18,114)	(2,556)
Interest charges for lease liabilities	578	177	142
Other finance expense	5,623	3,851	402
Finance expense related to derivative financial instruments	28,013	17,074
Amortization of Intangible assets	10,816	6,891	3,917
Depreciation of Property, plant and equipment and right-of-use	1,409	1,256	830
Revenue reduction related to prepaid assets		567	200
Share-based payment expense, net of forfeitures	11,922	8,684	7,590
Net exchange differences	82,620	1,877	(19)
Fair value (gain)/loss on financial assets at FVPL	(78,640)	36	16
Other operating gain			(2,896)
Net Impairment (gain)/loss on financial assets	318	(42)	33
Inflation adjustment	9,041
Adjustment for reconcile profit (loss) including profit (loss)	200,626	142,540	93,159
Changes in working capital
Increase in Trade and other receivables	(123,246)	(49,438)	(115,355)
(Increase) / decrease in Other assets	45,007	(56,015)	581
Increase in Trade and Other payables	194,619	130,714	134,295
(Decrease) / Increase in Tax Liabilities	(10,967)	(4,245)	5,309
(Decrease) / Increase in Provisions	(1,111)	(237)	317
Cash from operating activities	304,928	163,319	118,306
Income tax paid	(11,475)	(8,868)	(9,820)
Net cash from operating activities	293,453	154,451	108,486
Cash flows from investing activities
Net acquisitions of Property, plant and equipment	(965)	(987)	(1,949)
Additions of Intangible assets	(17,260)	(11,365)	(46,068)
Acquisitions of financial asset at FVPL	(117,517)
Net (acquisitions)/collections of financial assets at FVPL	1,487	(327)	7,520
Interest collected from financial instruments	49,588	17,649	2,556
Contingent Consideration Liability Paid		(665)
Net cash provided by / (used in) investing activities	(84,667)	4,305	(37,941)
Cash flows from financing activities
Proceeds from issuance of shares			63,177
Proceeds from initial public offering			87,088
Repurchase of shares	(97,929)	(2,021)
Initial public offering expenses paid			(638)
Share-options exercise paid	153	3,939	81
Proceeds from borrowings		14,782	5,000
Repayments of borrowings		(19,967)
Interest payments on borrowings		(1,600)
Interest payments on lease liability	(578)	(177)	(142)
Principal payments on lease liability	(1,103)	(386)	(430)
Finance expense paid related to derivative financial instruments	(28,443)	(19,646)
Other finance expense paid	(5,971)	(2,251)	(388)
Net cash (used in) / provided by financing activities	(133,871)	(27,327)	153,748
Net increase in cash flow	74,915	131,429	224,293
Cash and cash equivalents at the beginning of the year	468,092	336,197	111,733
Effects of exchange rate changes on cash and cash equivalents	(6,847)	466	171
Cash and cash equivalents at the end of the year	$ 536,160	$ 468,092	$ 336,197